Investment Accounted for Using the Equity Method (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Aug. 04, 2021	Jun. 15, 2021	Jun. 04, 2021	Apr. 16, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Acquisiton Of Common Shares			2,188,532	6,450,607
Ownership Interest In Percentage			19.99%	19.99%
Aggregate Consideration		$ 8,523		$ 55,359
Cash payment made out of cash consideration		$ 5,000		$ 27,396
Number of Shares Issued to settle Partial Consideration		378,774	2,791,904	2,807,577
Common Shares Value Issued For Payment Of Cash Consideration		$ 3,523		$ 27,963
Additional Shares Acquired		655,644	5,412,222
Increase In Percentage Of Ownership Interest			36.74%
Acquisition Of Shares By Exercising Call Options				3,223,690
Voting Rights In Percentage				20.00%
Investment Breakdown Into Securities					$ 55,359
Gains On Revaluation					468	$ 0
Part of the consideration for equity method investments settled in shares	2,288,972
Maximum [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Ownership Interest In Percentage		38.77%
Minimum [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Ownership Interest In Percentage		36.74%
Purchased call options [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Right To purchase Coinsquare shares from selling shareholders		1,100,000		3,223,690
Price per share at which shares can be acquired		$ 13.00		$ 8.29
Fair Value at Option Exercised			$ 5,513
Gains On Revaluation					1,582
Written put options [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Right To purchase Coinsquare shares from selling shareholders				3,223,690
Fair Value at Option Exercised			$ 0
Gains On Revaluation					$ 5,696
Coinsquare Warrants [member]
Disclosure of Investments Accounted for Using Equity Method [Line Items]
Additional Shares Acquired				7,240,665
Price per share at which shares can be acquired				$ 8.29
Cash payment made out of cash consideration(In %)				50.00%